Schedule of Investments (unaudited) October 31, 2020	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 16.0%
iShares Core S&P 500 ETF(a)	345,882	$113,317,861
iShares Core S&P Mid-Cap ETF(a)	35,369	6,701,364
iShares Core S&P Small-Cap ETF(a)(b)	37,588	2,707,088

		122,726,313

Domestic Fixed Income — 60.3%
iShares Core Total USD Bond Market ETF(a)	8,536,626	461,490,001

International Equity — 12.9%
iShares Core MSCI Emerging Markets ETF(a)	488,361	26,112,663
iShares Core MSCI International Developed Markets ETF(a)	1,384,647	72,209,341

		98,322,004

International Fixed Income — 10.7%
iShares Core International Aggregate Bond ETF(a)	1,461,658	81,692,065

Total Investment Companies — 99.9% (Cost: $733,940,996)		764,230,383

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	554	555

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	1,741,000	$1,741,000

		1,741,555

Total Short-Term Investments — 0.3% (Cost: $1,741,555)		1,741,555

Total Investments in Securities — 100.2% (Cost: $735,682,551)		765,971,938

Other Assets, Less Liabilities — (0.2)%		(1,161,319)

Net Assets — 100.0%		$764,810,619

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,649,977	$—	$(4,649,324	)(a)	$(424)	$326	$555	554	$3,908	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,221,000	—	(3,480,000	)(a)	—	—	1,741,000	1,741,000	596		—
iShares Core International Aggregate Bond ETF	69,393,405	14,755,631	(2,496,729)		160,824	(121,066)	81,692,065	1,461,658	320,013		—
iShares Core MSCI Emerging Markets ETF	26,231,294	4,313,889	(5,283,241)		856,185	(5,464)	26,112,663	488,361	—		—
iShares Core MSCI International Developed Markets ETF	77,569,345	12,741,487	(17,287,836)		(1,175,372)	361,717	72,209,341	1,384,647	—		—
iShares Core S&P 500 ETF	115,179,885	18,966,816	(20,059,357)		2,261,840	(3,031,323)	113,317,861	345,882	563,321		—
iShares Core S&P Mid-Cap ETF	5,286,362	3,099,299	(1,696,118)		51,156	(39,335)	6,701,364	35,369	34,188		—
iShares Core S&P Small-Cap ETF	1,139,360	2,381,438	(721,830)		(2,184)	(89,696)	2,707,088	37,588	12,745		—
iShares Core Total USD Bond Market ETF	398,506,075	84,951,979	(14,225,471)		872,297	(8,614,879)	461,490,001	8,536,626	2,478,780		—

					$3,024,322	$(11,539,720)	$765,971,938		$3,413,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Conservative Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$764,230,383	$—	$—	$764,230,383
Money Market Funds	1,741,555	—	—	1,741,555

	$765,971,938	$—	$—	$765,971,938

2